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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Jennifer C. Snyder
                 -------------------------------
   Address:       60 State Street
                 -------------------------------
                  Boston, MA 02109
                 -------------------------------

Form 13F File Number:  28-06471
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jennifer C. Snyder
         -------------------------------
Title:    Trustee
         -------------------------------
Phone:    617-526-6000
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Jennifer C. Snyder      Boston, Massachusetts     February 10, 2006
  ---------------------------   -----------------------   -------------------
          [Signature]                [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        ------------------

Form 13F Information Table Entry Total:      91
                                        ------------------

Form 13F Information Table Value Total:      $138,704
                                        ------------------
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           JENNIFER SNYDER
                      FORM 13F INFORMATION TABLE
                    QUARTER ENDED DECEMBER 31, 2005


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
3M CO                     Common Stock     88579Y101    1,202     15,515 SH           Shared Other            15,515  0       0
ACCENTURE LTD-CL A        Common Stock     G1150G111       12        410 SH           Shared Other               410  0       0
AFLAC INC                 Common Stock     001055102       16        355 SH           Shared Other               355  0       0
ALBERTO CULVER CO         Common Stock     013068101       11        235 SH           Shared Other               235  0       0
ALCOA INC COM             Common Stock     013817101      225      7,600 SH           Shared Other             7,600  0       0
ALLSTATE CORP             Common Stock     020002101       11        210 SH           Shared Other               210  0       0
AMERICAN CAP STRATEGIES
 LTD                      Common Stock     024937104       12        330 SH           Shared Other               330  0       0
AMERICAN EXPRESS CO       Common Stock     025816109      507      9,860 SH           Shared Other             9,860  0       0
AMERICAN INTERNATIONAL
 GROUP I                  Common Stock     026874107      242      3,550 SH           Shared Other             3,550  0       0
AMGEN INC                 Common Stock     031162100      280      3,550 SH           Shared Other             3,550  0       0
ANALOG DEVICES INC        Common Stock     032654105   46,631  1,300,000 SH           Shared Other           202,314  0   1,097,686
APACHE CORP               Common Stock     037411105       18        260 SH           Shared Other               260  0       0
ARCHSTONE SMITH TRUST     Common Stock     039583109      503     12,000 SH           Sole                    12,000  0       0
BANK AMERICA CORP         Common Stock     060505104      171      3,700 SH           Shared Other             3,700  0       0
BANK AMERICA CORP         Common Stock     060505104      115      2,500 SH           Sole                     2,500  0       0
BARD CR INC               Common Stock     067383109       13        195 SH           Shared Other               195  0       0
BAXTER INTL INC           Common Stock     071813109        8        200 SH           Shared Other               200  0       0
BERKSHIRE HATHAWAY INC    Common Stock     084670108   13,470        152 SH           Shared Other               152  0       0
BJ SERVICES CO            Common Stock     055482103       21        570 SH           Shared Other               570  0       0
BP AMOCO PLC              Common Stock     055622104        6        100 SH           Shared Other               100  0       0
CHEVRON CORPORATION       Common Stock     166764100       14        240 SH           Shared Other               240  0       0
CINERGY CORP              Common Stock     172474108      119      2,825 SH           Sole                     2,825  0       0
CISCO SYSTEMS INC         Common Stock     17275R102      323     18,890 SH           Shared Other            18,890  0       0
CITIGROUP INC             Common Stock     172967101       31        648 SH           Shared Other               648  0       0
CITIGROUP INC             Common Stock     172967101      218      4,500 SH           Sole                     4,500  0       0
CLOROX CO                 Common Stock     189054109       11        190 SH           Shared Other               190  0       0
COACH INC                 Common Stock     189754104       19        570 SH           Shared Other               570  0       0
COLGATE PALMOLIVE CO      Common Stock     194162103       15        275 SH           Shared Other               275  0       0
D R HORTON INC            Common Stock     23331A109       16        446 SH           Shared Other               446  0       0
DELL INC                  Common Stock     24702R101      357     11,915 SH           Shared Other            11,915  0       0

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
DENTSPLY INTL INC         Common Stock     249030107       10        190 SH           Shared Other               190  0       0
DOMINION RESOURCES INC
 VA                       Common Stock     25746U109      360      4,660 SH           Shared Other             4,660  0       0
DU PONT E I DE NEMOURS
 & CO                     Common Stock     263534109      425     10,000 SH           Sole                    10,000  0       0
E*TRADE FINANCIAL
 CORPORATION              Common Stock     269246104       21      1,025 SH           Shared Other             1,025  0       0
EATON CORP                Common Stock     278058102       15        230 SH           Shared Other               230  0       0
ELECTRONIC ARTS INC       Common Stock     285512109       11        215 SH           Shared Other               215  0       0
EMC CORP/MASS             Common Stock     268648102       10        760 SH           Shared Other               760  0       0
EXELON CORP               Common Stock     30161N101       14        270 SH           Shared Other               270  0       0
EXXON MOBIL CORPORATION   Common Stock     30231G102    3,762     66,985 SH           Shared Other            66,985  0       0
EXXON MOBIL CORPORATION   Common Stock     30231G102      449      8,000 SH           Sole                     8,000  0       0
FIRST DATA CORP           Common Stock     319963104      235      5,460 SH           Shared Other             5,460  0       0
FORTUNE BRANDS INC        Common Stock     349631101       11        145 SH           Shared Other               145  0       0
FPL GROUP INC             Common Stock     302571104       77      1,850 SH           Sole                     1,850  0       0
GENERAL ELECTRIC CORP     Common Stock     369604103      455     13,000 SH           Sole                    13,000  0       0
GENERAL MLS INC           Common Stock     370334104      217      4,400 SH           Shared Other             4,400  0       0
GENERAL MLS INC           Common Stock     370334104      180      3,650 SH           Sole                     3,650  0       0
GILEAD SCIENCES INC       Common Stock     375558103       21        390 SH           Shared Other               390  0       0
HOME DEPOT INC            Common Stock     437076102        8        200 SH           Shared Other               200  0       0
HONEYWELL INTERNATIONAL
 INC                      Common Stock     438516106      172      4,625 SH          Shared Other              4,625  0       0
IDACORP INC               Common Stock     451107106        6        200 SH          Shared Other                200  0       0
INGERSOLL-RAND CO CL A    Common Stock     G4776G101       14        340 SH          Shared Other                340  0       0
INTEL CORP                Common Stock     458140100      389     15,590 SH          Shared Other             15,590  0       0
INTERNATIONAL BUSINESS
 MACHINE                  Common Stock     459200101      399      4,860 SH          Shared Other              4,860  0       0
INTERNATIONAL PAPER CO    Common Stock     460146103       64      1,900 SH          Shared Other              1,900  0       0
JOHNSON & JOHNSON         Common Stock     478160104    2,054     34,180 SH          Shared Other             34,180  0       0
JOHNSON CTLS INC          Common Stock     478366107       15        200 SH          Shared Other                200  0       0
JP MORGAN CHASE & CO      Common Stock     46625H100      437     11,000 SH          Shared Other             11,000  0       0
KINDER MORGAN INC KANS    Common Stock     49455P101       23        245 SH          Shared Other                245  0       0
L3 COMMUNICATIONS HLDGS
 INC CO                   Common Stock     502424104       20        270 SH          Shared Other                270  0       0
LEGG MASON INC            Common Stock     524901105      199      1,665 SH          Shared Other              1,665  0       0
LONE STAR TECHNOLOGIES
 INC                      Common Stock     542312103       13        250 SH          Shared Other                250  0       0
MCCORMICK & CO INC        Common Stock     579780206       10        310 SH          Shared Other                310  0       0
MCGRAW HILL COMPANIES
 INC                      Common Stock     580645109      299      5,799 SH          Shared Other              5,799  0       0
MEDTRONIC INC             Common Stock     585055106       12        215 SH          Shared Other                215  0       0
MEMC ELECTRONIC
 MATERIALS                Common Stock     552715104       12        530 SH          Shared Other                530  0       0
MICROSOFT CORP            Common Stock     594918104      417     15,940 SH          Shared Other             15,940  0       0
MOTOROLA INC              Common Stock     620076109       14        635 SH          Shared Other                635  0       0

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
NIKE INC-CLASS B          Common Stock     654106103      211      2,430 SH          Shared Other              2,430  0       0
NORDSTROM INC             Common Stock     655664100       21        560 SH          Shared Other                560  0       0
OCCIDENTAL PETE CORP      Common Stock     674599105      155      1,935 SH          Shared Other              1,935  0       0
ORACLE CORPORATION        Common Stock     68389X105       12      1,020 SH          Shared Other              1,020  0       0
PEPSICO INC               Common Stock     713448108      157      2,665 SH          Shared Other              2,665  0       0
PFIZER INC                Common Stock     717081103      613     26,300 SH          Shared Other             26,300  0       0
POTLATCH                  Common Stock     737628107   15,891    311,710 SH          Shared Other            311,710  0       0
PROCTER & GAMBLE CO       Common Stock     742718109    1,658     28,640 SH          Shared Other             28,640  0       0
PROLOGIS                  Common Stock     743410102      162      3,475 SH          Sole                      3,475  0       0
ROCKWELL AUTOMATION INC   Common Stock     773903109       14        230 SH          Shared Other                230  0       0
ROCKWELL COLLINS          Common Stock     774341101       12        265 SH          Shared Other                265  0       0
ROYAL DUTCH PETROLEUM     Common Stock     780257804      553      9,000 SH          Sole                      9,000  0       0
ROYAL DUTCH-ADR A         Common Stock     780259206      123      2,000 SH          Shared Other              2,000  0       0
SARA LEE CORP             Common Stock     803111103        4        200 SH          Shared Other                200  0       0
SHERWIN WILLIAMS CO       Common Stock     824348106       11        250 SH          Shared Other                250  0       0
SIMON PPTY GROUP INC NEW  Common Stock     828806109      172      2,250 SH          Sole                      2,250  0       0
SLM CORP                  Common Stock     78442P106       20        370 SH          Shared Other                370  0       0
STANDEX INTL CORP         Common Stock     854231107    2,314     83,368 SH          Shared Other             83,368  0       0
TEVA PHARMACEUTICAL
 INDS LTD A               Common Stock     881624209       21        480 SH          Shared Other                480  0       0
TEXAS INSTRUMENTS INC     Common Stock     882508104       13        410 SH          Shared Other                410  0       0
THE HERSHEY COMPANY       Common Stock     427866108       14        245 SH          Shared Other                245  0       0
UNITED TECHNOLOGIES CORP  Common Stock     913017109       52        930 SH          Shared Other                930  0       0
UNITEDHEALTH GROUP INC    Common Stock     91324P102      320      5,150 SH          Shared Other              5,150  0       0
US BANCORP NEW            Common Stock     902973304       12        400 SH          Shared Other                400  0       0
WAL MART STORES INC       Common Stock     931142103      256      5,470 SH          Shared Other              5,470  0       0
WELLS FARGO & CO          Common Stock     949746101        9        150 SH          Shared Other                150  0       0
WEYERHAEUSER CO           Common Stock     962166104   40,245    606,641 SH          Shared Other            606,641  0       0
WYETH                     Common Stock     983024100      212      4,600 SH          Sole                      4,600  0       0

TOTAL                                                 138,704